INVENTORY - Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory [Abstract]
Finished goods	$ 172,865	$ 124,290
Raw materials and supplies	5,361,693	5,338,242
Inventory	$ 5,534,558	$ 5,462,532